UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1. Schedule of Investments
Dryden Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 0.4%
L-3 Communications Holdings, Inc.	6,700	$661,223

Airlines — 0.4%
Southwest Airlines Co.	44,900	699,991

Auto Components — 1.1%
Autoliv, Inc. (Sweden)	19,200	749,568
BorgWarner, Inc.	15,700	633,024
TRW Automotive Holdings Corp.*	35,200	652,960

		2,035,552

Automobiles — 0.3%
Harley-Davidson, Inc.(a)	16,600	628,144

Beverages — 2.6%
Coca-Cola Enterprises, Inc.(a)	80,300	1,359,479
Constellation Brands, Inc. (Class A Stock)*(a)	65,000	1,398,800
Pepsi Bottling Group, Inc.	38,100	1,061,085
PepsiAmericas, Inc.(a)	43,400	1,027,278

		4,846,642

Building Products — 0.5%
Masco Corp.(a)	56,400	930,036

Chemicals — 3.3%
Ashland, Inc.	19,100	797,807
Celanese Corp. (Class A stock)	24,400	940,132
Eastman Chemical Co.	22,500	1,349,100
Lubrizol Corp. (The)	6,000	298,800
PPG Industries, Inc.	32,900	1,995,056
Scotts Miracle-Gro Co. (The) (Class A Stock)	15,600	303,888
Valspar Corp. (The)	19,800	429,066

		6,113,849

Commercial Banks — 5.0%
Associated Banc-Corp.	38,200	637,558
BancorpSouth, Inc.(a)	900	19,170
Bank of Hawaii Corp.(a)	9,700	488,783
City National Corp.	15,600	766,428
Comerica, Inc.(a)	32,800	942,016
Commerce Bancshares, Inc.	15,330	668,848
Fifth Third Bancorp	68,600	958,342
Fulton Financial Corp.(a)	45,500	479,570
KeyCorp	31,700	334,435
M&T Bank Corp.(a)	11,100	781,218
Marshall & Ilsley Corp.(a)	55,900	849,680
Synovus Financial Corp.(a)	51,600	490,716
TCF Financial Corp.	36,300	462,825
UnionBanCal Corp.(a)	13,600	730,592
Wilmington Trust Corp.	14,300	337,051
Zions Bancorp	17,000	497,590

		9,444,822

Commercial Services & Supplies — 2.0%
Avery Dennison Corp.	19,100	840,591
Cintas Corp.	20,800	591,552
HNI Corp.(a)	22,400	484,960
Pitney Bowes, Inc.	12,300	389,787
R.R. Donnelley & Sons Co.	52,400	1,399,080

		3,705,970

Computers & Peripherals — 2.0%
Lexmark International, Inc. (Class A Stock)*(a)	38,000	1,333,040
Seagate Technology (Cayman Islands)	69,000	1,032,930
Sun Microsystems, Inc.*	51,500	547,445
Western Digital Corp.*(a)	27,800	800,362

		3,713,777

Consumer Finance — 0.5%
Discover Financial Services	63,800	934,670

Containers & Packaging — 1.1%
Bemis Co., Inc.(a)	25,500	718,080
Pactiv Corp.*	26,200	631,682
Sonoco Products Co.	22,900	746,998

		2,096,760

Diversified Telecommunication Services — 1.8%
CenturyTel, Inc.	32,600	1,212,394
Embarq Corp.	30,100	1,377,677
Windstream, Corp.	64,300	766,456

		3,356,527

Electric Utilities — 5.3%
American Electric Power Co., Inc.	59,600	2,354,200
DPL, Inc.	17,600	446,688
Duke Energy Corp.	28,900	508,062
Edison International	46,300	2,238,142
Great Plains Energy, Inc.	31,600	798,216
Pepco Holdings, Inc.(a)	39,800	992,612
Pinnacle West Capital Corp.	25,800	866,106
Progress Energy, Inc.	41,500	1,755,865

		9,959,891

Electrical Equipment — 0.2%
Hubbell, Inc. (Class B Stock)	8,500	358,360

Electronic Equipment & Instruments — 2.4%
Arrow Electronics, Inc.*	28,800	927,936
Avnet, Inc.*	44,100	1,202,166
Ingram Micro, Inc. (Class A Stock)*	47,000	866,210
Jabil Circuit, Inc.	32,400	526,824
Tech Data Corp.*	12,000	418,440
Vishay Intertechnology, Inc.*	73,900	662,883

		4,604,459

Energy Equipment & Services — 3.5%
BJ Services Co.	35,200	1,034,880
Nabors Industries Ltd. (Bermuda)*	23,500	856,810
Noble Corp. (Cayman Islands)	5,300	274,911
Oil States International, Inc.*(a)	17,500	960,400
Patterson-UTI Energy, Inc.	33,800	960,596
SEACOR Holdings, Inc.*(a)	9,500	794,865
Tidewater, Inc.(a)	16,100	965,034
Unit Corp.*	11,700	790,335

		6,637,831

Exchange Traded Fund — 1.5%
iShares Russell Midcap Value Index Fund	65,100	2,740,059

Food & Staples Retailing — 2.0%
Kroger Co. (The)	32,800	927,584
Safeway, Inc.(a)	60,600	1,619,232
SUPERVALU, Inc.(a)	48,300	1,237,446

		3,784,262

Food Products — 0.8%
Dean Foods Co.*(a)	48,300	1,028,790
Del Monte Foods Co.	61,300	520,437

		1,549,227

Gas Utilities — 2.1%
AGL Resources, Inc.(a)	27,900	964,224
Atmos Energy Corp.(a)	33,300	881,451
ONEOK, Inc.	30,400	1,382,592
Southern Union Co.	30,600	799,272

		4,027,539

Healthcare Equipment & Supplies — 0.7%
Hill-Rom Holdings, Inc.(a)	26,200	735,958
Kinetic Concepts, Inc.*(a)	14,000	489,300

		1,225,258

Healthcare Providers & Services — 3.3%
Aetna, Inc.	12,700	520,827
CIGNA Corp.	35,300	1,306,806
Coventry Health Care, Inc.*(a)	21,500	760,455
Health Net, Inc.*	18,800	525,648
LifePoint Hospitals, Inc.*(a)	39,100	1,119,433
Lincare Holdings, Inc.*(a)	23,700	763,614
Omnicare, Inc.	42,900	1,262,976

		6,259,759

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.(a)	33,000	606,870
Carnival Corp. (Panama)(a)	20,100	742,494
Darden Restaurants, Inc.(a)	20,800	677,456
International Speedway Corp. (Class A Stock)(a)	17,400	640,146
Royal Caribbean Cruises Ltd.(a)	30,400	774,592

		3,441,558

Household Durables — 4.0%
Black & Decker Corp. (The)	12,400	744,248
Centex Corp.	10,800	158,544
D.R. Horton, Inc.(a)	33,400	371,408
Fortune Brands, Inc.(a)	22,700	1,300,937
Leggett & Platt, Inc.(a)	37,700	735,150
Lennar Corp. (Class A Stock)	17,300	209,330
Mohawk Industries, Inc.*(a)	15,200	896,344
Newell Rubbermaid, Inc.	40,600	671,118
NVR, Inc.*(a)	800	441,856
Stanley Works (The)(a)	16,900	751,712
Toll Brothers, Inc.*	23,800	478,142
Whirlpool Corp.(a)	11,300	855,410

		7,614,199

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	14,800	452,732
Teleflex, Inc.(a)	15,600	956,592

		1,409,324

Insurance — 12.7%
Alleghany Corp.*	1,300	409,851
Allied World Assurance Holdings Ltd. (Bermuda)	10,400	432,744
American Financial Group, Inc.(a)	34,200	990,774
Arch Capital Group Ltd. (Bermuda)*	10,300	718,219
Axis Capital Holdings Ltd. (Bermuda)	21,400	677,952
Cincinnati Financial Corp.(a)	39,500	1,099,680
Endurance Specialty Holdings Ltd. (Bermuda)	29,500	902,700
Everest Reinsurance Group Ltd. (Bermuda)	10,900	891,620
First American Corp.	27,700	698,040
Genworth Financial, Inc. (Class A Stock)	34,700	554,159
Hanover Insurance Group, Inc. (The)	10,400	446,368
HCC Insurance Holdings, Inc.	27,600	625,140
Markel Corp.*	1,600	580,800
Mercury General Corp.(a)	15,300	772,803
Nationwide Financial Services, Inc. (Class A Stock)	19,100	885,285
Old Republic International Corp.(a)	31,800	333,900
PartnerRe Ltd. (Bermuda)	8,600	604,752
Philadelphia Consolidated Holding Co.*(a)	13,700	800,765
Principal Financial Group, Inc.	27,400	1,164,774
Progressive Corp. (The)	81,400	1,648,350
Protective Life Corp.	23,800	855,848
Reinsurance Group of America, Inc.	15,000	745,500
RenaissanceRe Holdings Ltd.	14,300	727,441
Safeco Corp.	29,800	1,971,568
StanCorp Financial Group, Inc.	21,700	1,071,763
Torchmark Corp.	3,800	220,590
Unitrin, Inc.	19,100	526,969
Unum Group	51,600	1,246,656
W.R. Berkely Corp.	34,100	805,442
XL Capital Ltd. (Class A Stock) (Bermuda)(a)	29,900	534,911

		23,945,364

Internet Services — 1.2%
Affiliated Computer Services, Inc. (Class A Stock)*(a)	13,500	650,700
Computer Sciences Corp.*	33,800	1,601,106

		2,251,806

Machinery — 2.8%
Eaton Corp.	21,300	1,513,152
Paccar, Inc.(a)	23,150	973,689
Parker Hannifin Corp.	13,600	838,848
Timken Co.	41,800	1,380,236
Trinity Industries, Inc.	15,700	590,948

		5,296,873

Media — 1.8%
CBS Corp. (Class B Stock)	72,800	1,191,008
Dish Network Corp. (Class A Stock)*	13,800	405,996
Gannett Co., Inc.(a)	52,600	953,112
Harte-Hanks, Inc.(a)	41,200	511,292
New York Times Co. (The) (Class A Stock)(a)	24,100	303,419

		3,364,827

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	8,833	854,593
Southern Copper Corp.	7,800	216,684
Steel Dynamics, Inc.(a)	19,900	630,432

		1,701,709

Multi-Line Retail — 2.3%
Dollar Tree, Inc.*(a)	13,600	510,000
Family Dollar Stores, Inc.(a)	29,000	675,700
J.C. Penney Co., Inc.	33,000	1,017,390
Kohl’s Corp.*	16,100	674,751
Macy’s, Inc.	63,500	1,194,435
Nordstrom, Inc.	6,400	183,936

		4,256,212

Multi-Utilities — 8.3%
Centerpoint Energy, Inc.	54,900	865,773
Consolidated Edison, Inc.(a)	45,900	1,822,230
DTE Energy Co.	24,400	1,000,400
Energy East Corp.	28,100	702,219
Integrys Energy Group, Inc.(a)	12,600	643,356
NiSource, Inc.	66,800	1,140,944
NSTAR	20,600	656,316
PG&E Corp.(a)	54,600	2,103,738
Puget Energy, Inc.	39,400	1,085,076
SCANA Corp.(a)	30,500	1,103,795
Sempra Energy(a)	31,800	1,785,888
TECO Energy, Inc.	36,800	682,640
Vectren Corp.	18,000	525,600
Xcel Energy, Inc.	78,200	1,568,692

		15,686,667

Office Electronics — 1.2%
Xerox Corp.(a)	168,600	2,299,704

Oil, Gas & Consumable Fuels — 5.9%
Chesapeake Energy Corp.(a)	13,700	687,055
Cimarex Energy Co.	23,100	1,203,741
Frontline Ltd. (Bermuda)(a)	14,800	949,716
Hess Corp.	9,800	993,720
Murphy Oil Corp.	6,000	478,380
Newfield Exploration Co.*	29,000	1,420,420
Noble Energy, Inc.	26,700	1,972,329
Overseas Shipholding Group, Inc.	14,400	1,134,000
Plains Exploration & Production Co.*	3,057	171,100
St. Mary Land & Exploration Co.(a)	6,600	280,896
Sunoco, Inc.	16,800	682,248
Talisman Energy, Inc. (Canada)	40,900	729,247
Tesoro Corp.(a)	21,700	335,048

		11,037,900

Paper & Forest Products — 0.8%
International Paper Co.	53,500	1,483,020

Personal Products — 0.4%
NBTY, Inc.*	21,600	744,984

Pharmaceuticals — 2.4%
Endo Pharmaceuticals Holdings, Inc.*	37,100	858,865
Forest Laboratories, Inc.*	39,300	1,395,543
King Pharmaceuticals, Inc.*	96,100	1,106,111
Watson Pharmaceuticals, Inc.*	38,200	1,104,362

		4,464,881

Real Estate Investment Trusts — 1.9%
Annaly Capital Management, Inc.(a)	33,900	510,873

Boston Properties, Inc.(a)	6,200	596,378
Colonial Properties Trust(a)	16,600	331,336
Hospitality Properties Trust(a)	38,800	826,440
Host Hotels & Resorts, Inc.	70,400	922,944
iStar Financial, Inc.(a)	51,600	423,636

		3,611,607

Real Estate Management & Development — 0.2%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	24,700	347,035

Road & Rail — 1.2%
Con-Way, Inc.(a)	18,800	950,528
Ryder System, Inc.	18,500	1,220,260

		2,170,788

Semiconductors & Semiconductor Equipment — 0.5%
Lam Research Corp.*(a)	16,200	532,818
Novellus Systems, Inc.*	22,500	458,325

		991,143

Specialty Retail — 3.9%
Abercrombie & Fitch Co. (Class A Stock)	8,700	480,414
Advance Auto Parts, Inc.	22,800	936,852
American Eagle Outfitters, Inc.	18,300	256,200
AutoNation, Inc.*(a)	26,800	276,576
AutoZone, Inc.*	4,400	573,276
Foot Locker, Inc.	30,300	456,318
Gap, Inc. (The)(a)	46,400	747,968
Limited Brands, Inc.	30,500	502,945
Office Depot, Inc.*	58,700	399,160
RadioShack Corp.	32,700	545,436
Ross Stores, Inc.(a)	21,600	819,936
Sherwin-Williams Co. (The)	7,100	378,075
TJX Cos., Inc.(a)	18,000	606,780
Williams-Sonoma, Inc.	17,800	310,432

		7,290,368

Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp.	5,900	208,860

Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.(a)	13,100	293,047
Washington Federal, Inc.	20,900	388,740

		681,787

Trading Companies & Distributors — 0.3%
United Rentals, Inc.*(a)	38,300	619,694

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	8,400	356,160

TOTAL LONG-TERM INVESTMENTS (cost $203,427,433)		185,591,078

SHORT-TERM INVESTMENT — 29.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $54,566,900; includes $53,132,605 of cash collateral for securities on loan)(b)(c)	54,566,900	54,566,900

TOTAL INVESTMENTS — 127.7% (cost $257,994,333)(d)		240,157,978
Liabilities in excess of other assets — (27.7)%		(52,107,374)

NET ASSETS — 100.0%		$188,050,604

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $48,368,175; cash collateral of $53,132,605 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(d)	The United States federal income tax basis of the Schedule of Investments was $258,283,930; accordingly, net unrealized depreciation on investments for federal income tax purposes was $18,125,952 (gross unrealized appreciation - $14,588,275; gross unrealized depreciation - $32,714,227). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Jennison Equity Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 93.7%
Air Freight & Logistics — 1.2%
TNT NV (Netherlands)	59,700	$2,085,934

Beverages — 0.7%
Molson Coors Brewing Co. (Class B Stock)	22,400	1,208,928

Commercial Banks — 2.0%
Turkiye Halk Bankasi AS (Turkey)	539,600	3,654,928

Commercial Services & Supplies — 2.3%
Republic Services, Inc.	70,400	2,288,000
Waste Management, Inc.	53,500	1,901,390

		4,189,390

Diversified Financial Services — 1.1%
TCW Energy Partners LLC, 144A(original cost $2,000,000; purchased 12/14/07)*(c)(d)	100,000	2,000,000

Diversified Telecommunication Services — 16.3%
Alaska Communications Systems Group, Inc.(a)	191,800	2,443,532
AT&T, Inc.	83,700	2,578,797
BCE, Inc. (Canada)	82,600	3,133,844
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	221,300	5,574,547
Consolidated Communications Holdings, Inc.(a)	248,200	3,464,872
Elisa Oyj (Finland)	6,806	143,917
FairPoint Communications, Inc.(a)	359,200	2,492,848
France Telecom SA (France)	62,800	1,985,671
Frontier Communications Corp.	183,000	2,115,480
Otelco, Inc.	135,000	2,133,000
Telstra Corp. Ltd., ADR (Australia)(a)	161,600	3,419,828

		29,486,336

Electric Utilities — 14.8%
Cia Energetica de Minas Gerais, ADR (Brazil)(a)	131,711	3,128,136
E.ON AG, ADR (Germany)	82,300	5,249,251
Electricite de France (France)	38,800	3,371,385
Empire District Electric Co. (The)(a)	107,700	2,198,157
Endesa SA (Spain)	42,700	1,896,382
Enel SpA (Italy)	391,100	3,614,552
Equatorial Energia SA (Brazil)	272,600	2,610,611
Progress Energy, Inc.	56,100	2,373,591
Southern Co.	66,400	2,349,896

		26,791,961

Food Products — 3.8%
B&G Foods, Inc. (Class A Stock)(a)	405,200	3,606,280
ConAgra Foods, Inc.	153,200	3,321,376

		6,927,656

Gas Utilities — 2.8%
Equitable Resources, Inc.	52,600	2,748,350
Oneok, Inc.	49,900	2,269,452

		5,017,802

Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	74,600	4,460,334

Household Products — 1.2%
Kimberly-Clark Corp.	38,200	2,209,106

Machinery — 0.5%
New Flyer Industries, Inc. (original cost $830,932; purchased 07/12/07) (Canada)(c)(d)	79,800	882,986

Marine — 1.6%
Excel Maritime Carriers Ltd. (Greece)(a)	46,400	1,719,584
Genco Shipping & Trading Ltd.(a)	17,200	1,172,696

		2,892,280

Media — 0.1%
GateHouse Media, Inc.(a)	422,000	265,860

Multi-Utilities — 1.6%
Sempra Energy(a)	49,900	2,802,384

Oil, Gas & Consumable Fuels — 27.0%
Advantage Energy Income Fund (Canada)	331,800	3,564,432
Baytex Energy Trust (Canada)	82,700	2,543,311
Bonavista Energy Trust (Canada)	114,600	3,648,576
Copano Energy LLC — E Units (original cost $3,600,018; purchased 10/18/07)(c)(d)	113,315	3,158,520
Crescent Point Energy Trust (Canada)	74,300	2,510,650
Energy Transfer Equity LP	62,600	1,860,472
Energy Transfer Partners LP	67,100	2,869,196
Enterprise Products Partners LP	67,500	2,008,125
Freehold Royalty Trust (Canada)	220,200	4,737,542
Harvest Energy Trust (Canada)	163,200	3,213,408
ONEOK Partners LP	42,100	2,278,873
OSG America LP(a)	109,400	1,455,020
Pembina Pipeline Income Fund (Canada)	136,100	2,349,966
Petroleo Brasileiro SA, ADR (Brazil)	38,400	2,146,944
Regency Energy Partners LP(a)	104,600	2,586,758
SemGroup Energy Partners LP(a)	53,500	466,520
Vermilion Energy Trust (Canada)	61,500	2,377,235
Williams Cos., Inc.	75,100	2,406,955
Williams Partners LP	86,500	2,588,080

		48,770,583

Pharmaceuticals — 3.4%
Pfizer, Inc.	151,900	2,835,973
Wyeth	79,900	3,237,548

		6,073,521

Real Estate Investment Trusts — 4.4%
Digital Realty Trust, Inc.(a)	141,400	6,067,474
ProLogis(a)	39,200	1,916,096

		7,983,570

Road & Rail — 1.3%
Norfolk Southern Corp.	31,800	2,287,056

Telecommunications — 0.5%
QUALCOMM, Inc.	16,400	907,576

Tobacco — 2.0%
Altria Group, Inc.	77,400	1,575,090
Philip Morris International, Inc.	39,300	2,029,845

		3,604,935

Trading Companies & Distributors — 0.9%
Aircastle Ltd.(a)	151,000	1,653,450

Transportation Infrastructure — 1.7%
Atlantia SpA (Italy)	60,100	1,607,926
Macquarie Infrastructure Co. LLC(a)	65,500	1,468,510

		3,076,436

TOTAL COMMON STOCKS (cost $183,215,556)		169,233,012

CONVERTIBLE BONDS — 2.3%

		Principal
	Moody’s	Amount
	Ratings†	(000)#
Diversified Financial Services — 2.3%
Goldman Sachs Group, Inc. (The), Series AAPL(d) 6.00%, 08/11/08	NR	$1,663	2,630,051
Morgan Stanley, Series FWLT (original cost $2,000,005; purchased 05/21/08)(c)(d) 13.75%, 08/28/08	NR	2,578	1,523,518

TOTAL CONVERTIBLE BONDS (cost $4,217,034)			4,153,569

TOTAL LONG-TERM INVESTMENTS
(cost $187,432,590)			173,386,581

	Shares
SHORT-TERM INVESTMENT — 24.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $43,791,046; includes $38,004,179 of cash collateral received for securities on loan)(b)(e)	43,791,046	43,791,046

TOTAL INVESTMENTS(g) — 120.3% (cost $231,223,636)(f)		217,177,627
Liabilities in excess of other assets — (20.3)%		(36,640,537)

NET ASSETS — 100.0%		$180,537,090

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of July 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $33,909,020; cash collateral of $38,004,179 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Private Placement restricted as to resale and does not have a readily avaiilable market. The aggregate cost of such securities is $8,430,955. The aggregate value of $7,565,024 is approximately 4.2% of net assets.

(d)	Indicates a security that has been deemed illiquid.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	The United States federal income tax basis of the Schedule of Investments was $231,373,072; accordingly, net unrealized depreciation on investments for federal income tax purposes was $14,195,445 (gross unrealized appreciation — $14,577,880; gross unrealized depreciation — $28,773,325). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(g)	As of July 31, 2008, 8 securities representing $18,360,696 and 10.2% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Dryden Money Market Fund
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

	Principal
	Amount
	(000)#	Value
CERTIFICATES OF DEPOSIT — 12.1%
Banco Bilbao Vizcaya Argentina SA.
2.60%, 08/22/08	$2,000	$2,000,000
BNP Paribas
2.58%, 08/20/08	2,500	2,500,000
Branch Banking & Trust Co.
2.71%, 11/17/08	1,000	1,000,000
San Paolo IMI US Financial Corp.
2.80%, 10/07/08	1,000	999,991

TOTAL CERTIFICATES OF DEPOSIT (cost $6,499,991)		6,499,991

COMMERCIAL PAPER(b) — 43.2%
Bank of America Corp. NA
2.565%, 08/13/08	2,000	1,998,290
CBA (Delaware) Finance Corp.
2.60%, 08/28/08	1,000	998,050
2.60%, 09/15/08	1,000	996,750
Citigroup Funding, Inc.
2.80%, 08/13/08	2,000	1,998,133
Danske Corp., 144A
2.72%, 10/10/08	2,000	1,989,422
FPL Group Capital, Inc., 144A
2.40%, 08/14/08	2,621	2,618,728
KBC Financial Products International
2.75%, 10/02/08	1,000	995,264
Old Line Funding Corp. LLC, 144A
2.55%, 08/18/08	1,500	1,498,194
Prudential PLC, 144A
2.50%, 08/22/08	1,000	998,542
San Paolo IMI US Financial Corp.
2.70%, 09/17/08	1,100	1,096,122
Stadshypotek Delaware, Inc., 144A
2.60%, 08/12/08	2,500	2,498,014
Swedbank AB
2.82%, 08/18/08	1,122	1,120,506
Swedbank Mortgage AB
2.80%, 08/18/08	1,500	1,498,017
Tulip Funding Corp., 144A
2.55%, 08/12/08	1,000	999,221
2.55%, 08/14/08	1,000	999,079
Westpac Securities NZ LT, 144A
2.994%, 01/28/09	1,000	1,000,000

TOTAL COMMERCIAL PAPER (cost $23,302,332)		23,302,332

CORPORATE OBLIGATIONS — 35.5%
Caja de Ahorros y Monte de Piedad de Madrid, Sr. Unsec’d. Notes, 144A (Spain)
2.936%(a), 08/12/08	1,000	1,000,000
DnB NOR Bank ASA, Notes, 144A (Norway)
2.471%(a), 08/22/08	1,500	1,499,996
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
3.00%(a), 02/02/09	2,000	2,000,334
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN
2.891%, (a) 12/22/08	910	907,817
Sr. Unsec’d. Notes
2.841%, (a) 12/23/08	1,200	1,197,732
HSBC USA, Inc., Sr. Unsec’d. Notes, MTN
2.467%(a), 08/15/08	3,000	3,000,000
ING Verzekering NV, Notes, 144A, MTN (Netherlands)
2.451%(a), 09/03/08	2,000	2,000,000
Irish Life & Permanent PLC, Sr. Unsec’d. Notes, MTN, 144A (Ireland)
2.508%(a), 08/20/08	1,000	1,000,003
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
2.598%(a), 08/14/08	3,000	3,000,000
Paccar Financial Corp., Sr. Unsec’d. Notes, MTN
2.456%(a), 08/12/08	2,500	2,500,001
Wells Fargo Bank NA, Unsec`d. Notes
2.41%, 08/04/08	1,000	1,000,000

TOTAL CORPORATE OBLIGATIONS (cost $19,105,883)		19,105,883

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Federal Home Loan Bank Bonds
2.18%(a), 02/19/09	2,000	2,000,000
2.21%(a), 02/23/09	1,000	1,000,000
2.358%(a), 02/17/09	1,000	1,000,000
Federal Home Loan Bank, Disc. Notes
2.375%, 09/17/08	1,000	996,899

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,996,899)		4,996,899

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
Dryden Core Investment Fund — Taxable Money Market Series (cost $231,650)(c)	231,650	231,650
TOTAL INVESTMENTS — 100.5% (Cost $54,136,755) †		54,136,755
Liabilities in excess of other assets — (0.5)%		(245,329)

NET ASSETS — 100.0%		$53,891,426

The following abbreviation is used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(a)	Indicates a variable rate security.

(b)	Rate shown is the effective yield at purchase date.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of lnvestments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.
Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.
Securities held by the Dryden Money Market Fund are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost.
Short-term debt securities held in other funds, which mature in sixty days or less, are valued at amortized cost and those which mature in more than sixty days are valued at current market quotations.
Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 24, 2008
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 24, 2008

*	Print the name and title of each signing officer under his or her signature.